UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund:	BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.
and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Small Cap

Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of

BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2016

Date of reporting period: 02/29/2016

Item 1 – Schedule of Investments

Schedule of Investments February 29, 2016 (Unaudited)	BlackRock Small Cap Growth Fund II
(Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC	$158,291,889
Total Investments (Cost — $171,336,969) — 100.1%	158,291,889
Liabilities in Excess of Other Assets — (0.1)%	(202,415)

Net Assets — 100.0%	$158,089,474

Notes to Schedule of Investments

BlackRock Small Cap Growth Fund II (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Small Cap Growth Portfolio (the “Master Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $158,291,889 and 100%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the BlackRock Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotation in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended February 29, 2016, there were no transfers between levels.

BLACKROCK SERIES, INC.	FEBRUARY 29, 2016	1

Schedule of Investments February 29, 2016 (Unaudited)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.9%
Aerojet Rocketdyne Holdings, Inc. (a)	1,195	$18,558
Astronics Corp. (a)	507	16,128
DigitalGlobe, Inc. (a)	21,639	325,451
HEICO Corp., Class A	8,400	367,080
Vectrus, Inc. (a)	32,536	626,318

		1,353,535
Air Freight & Logistics — 0.8%
Hub Group, Inc., Class A (a)	34,548	1,275,512
Airlines — 0.6%
Allegiant Travel Co.	227	37,201
Hawaiian Holdings, Inc. (a)	10,682	459,540
JetBlue Airways Corp. (a)	19,063	419,386

		916,127
Auto Components — 1.8%
American Axle & Manufacturing Holdings, Inc. (a)	32,434	474,185
Cooper-Standard Holding, Inc. (a)	8,479	621,087
Horizon Global Corp. (a)	10,828	95,611
Lear Corp.	754	76,418
Tenneco, Inc. (a)	12,832	584,113
Tower International, Inc.	47,063	1,009,972

		2,861,386
Banks — 2.0%
Central Pacific Financial Corp.	47,299	942,669
Fidelity Southern Corp.	34,174	512,268
Great Western Bancorp, Inc.	2,034	50,057
Umpqua Holdings Corp.	85,658	1,288,296
Western Alliance Bancorp (a)	10,074	299,399

		3,092,689
Beverages — 0.2%
Primo Water Corp. (a)	37,510	349,218
Biotechnology — 8.1%
ACADIA Pharmaceuticals, Inc. (a)	22,098	381,411
Acceleron Pharma, Inc. (a)	1,292	32,739
Achillion Pharmaceuticals, Inc. (a)	8,142	60,169
Acorda Therapeutics, Inc. (a)	12,932	423,006
Adamas Pharmaceuticals, Inc. (a)	6,152	78,746
Aduro Biotech, Inc. (a)	3,803	55,372
AMAG Pharmaceuticals, Inc. (a)	13,122	344,846
Amicus Therapeutics, Inc. (a)	7,623	46,958
Anacor Pharmaceuticals, Inc. (a)	6,869	438,105
Applied Genetic Technologies Corp. (a)	5,732	76,064
Ardelyx, Inc. (a)	11,104	107,265
ARIAD Pharmaceuticals, Inc. (a)	12,316	67,245
Array BioPharma, Inc. (a)	18,566	46,601
BIND Therapeutics, Inc. (a)(b)	23,039	37,323
BioSpecifics Technologies Corp. (a)	4,505	159,927
Cara Therapeutics, Inc. (a)	14,640	72,029
Catalyst Pharmaceuticals, Inc. (a)	56,223	59,034
Celldex Therapeutics, Inc. (a)	10,628	72,270
Cepheid, Inc. (a)	13,587	403,262
Cerulean Pharma, Inc. (a)	34,517	67,308
ChemoCentryx, Inc. (a)	20,285	66,738
Chiasma, Inc. (a)	6,937	68,468

Common Stocks	Shares	Value
Biotechnology (continued)
Chimerix, Inc. (a)	3,088	$14,236
China Biologic Products, Inc. (a)	1,175	133,950
Clovis Oncology, Inc. (a)	6,775	126,151
Concert Pharmaceuticals, Inc. (a)	11,899	153,021
Cytokinetics, Inc. (a)	19,856	125,093
Dyax Corp. — CVR (a)	35,077	38,935
Dynavax Technologies Corp. (a)	12,211	196,841
Eagle Pharmaceuticals, Inc. (a)(b)	2,218	140,599
Emergent BioSolutions, Inc. (a)	8,680	293,644
Enanta Pharmaceuticals, Inc. (a)	7,908	224,508
Enzon Pharmaceuticals, Inc.	117,244	50,415
EPIRUS Biopharmaceuticals, Inc. (a)	12,771	34,099
Exelixis, Inc. (a)	21,208	77,197
FibroGen, Inc. (a)	12,941	224,268
Five Prime Therapeutics, Inc. (a)	7,140	232,550
Flexion Therapeutics, Inc. (a)	8,043	76,047
Genomic Health, Inc. (a)	8,814	224,140
Halozyme Therapeutics, Inc. (a)	34,949	284,135
Ignyta, Inc. (a)	15,293	97,722
Immune Design Corp. (a)	10,534	105,445
ImmunoGen, Inc. (a)	5,236	38,118
Infinity Pharmaceuticals, Inc. (a)	8,849	51,147
Insmed, Inc. (a)	1,945	23,787
Insys Therapeutics, Inc. (a)(b)	3,533	61,757
Ionis Pharmaceuticals, Inc. (a)	724	25,021
Ironwood Pharmaceuticals, Inc. (a)	12,409	119,747
Kindred Biosciences, Inc. (a)	18,689	71,392
Kite Pharma, Inc. (a)	4,873	217,921
Ligand Pharmaceuticals, Inc. (a)	5,418	499,973
Lion Biotechnologies, Inc. (a)	6,278	35,031
MiMedx Group, Inc. (a)	41,794	343,965
Momenta Pharmaceuticals, Inc. (a)	23,941	201,224
Myriad Genetics, Inc. (a)	18,888	661,080
Neurocrine Biosciences, Inc. (a)	21,618	795,110
NewLink Genetics Corp. (a)	1,600	33,664
Novavax, Inc. (a)	28,186	122,891
OncoGenex Pharmaceuticals, Inc. (a)	26,378	15,827
Oncothyreon, Inc. (a)	24,464	24,222
Ophthotech Corp. (a)	7,238	326,000
OPKO Health, Inc. (a)(b)	8,465	78,725
PDL BioPharma, Inc.	41,877	126,050
Peregrine Pharmaceuticals, Inc. (a)(b)	103,560	41,434
Pfenex, Inc. (a)	8,818	62,961
Portola Pharmaceuticals, Inc. (a)	16,035	451,706
Progenics Pharmaceuticals, Inc. (a)	10,778	47,531
Prothena Corp. PLC (a)	3,113	99,118
PTC Therapeutics, Inc. (a)	6,167	49,213
Radius Health, Inc. (a)	4,995	146,353
Raptor Pharmaceutical Corp. (a)	41,554	143,777
Repligen Corp. (a)	13,219	340,125
Retrophin, Inc. (a)	11,899	169,323
Rigel Pharmaceuticals, Inc. (a)	69,517	157,804
Sangamo BioSciences, Inc. (a)	34,411	180,314
Sarepta Therapeutics, Inc. (a)	2,644	36,249
Strongbridge Biopharma PLC (a)	7,322	29,288
TESARO, Inc. (a)	1,432	57,939
Threshold Pharmaceuticals, Inc. (a)	54,537	12,298
Tobira Therapeutics, Inc. (a)	2,400	16,992

Portfolio Abbreviations

ADR	American Depositary Receipts
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

BLACKROCK MASTER LLC	FEBRUARY 29, 2016	1

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

Common Stocks	Shares	Value
Biotechnology (continued)
Tonix Pharmaceuticals Holding Corp. (a)	8,120	$20,138
Trevena, Inc. (a)	21,473	179,729
Ultragenyx Pharmaceutical, Inc. (a)	5,908	360,329
United Therapeutics Corp. (a)	909	110,843
Verastem, Inc. (a)	9,516	10,658
vTv Therapeutics, Inc., Class A (a)	9,148	52,235
Xencor, Inc. (a)	6,398	70,378
ZIOPHARM Oncology, Inc. (a)(b)	19,262	151,399

		12,888,668
Building Products — 1.9%
Apogee Enterprises, Inc.	7,936	316,884
Continental Building Products, Inc. (a)	51,450	868,476
Gibraltar Industries, Inc. (a)	11,816	292,032
Insteel Industries, Inc.	5,124	134,146
Masonite International Corp. (a)	8,554	491,941
NCI Building Systems, Inc. (a)	5,125	56,067
Universal Forest Products, Inc.	11,117	852,896

		3,012,442
Capital Markets — 0.3%
BGC Partners, Inc., Class A	16,922	146,206
Financial Engines, Inc.	1,298	31,671
PJT Partners, Inc., Class A (a)	1,662	46,237
Westwood Holdings Group, Inc.	4,664	231,288

		455,402
Chemicals — 1.7%
Advanced Emissions Solutions, Inc. (a)	22,754	108,081
AgroFresh Solutions, Inc. (a)	15,993	78,206
Innophos Holdings, Inc.	1,652	47,875
Innospec, Inc.	10,789	468,243
Koppers Holdings, Inc. (a)	5,853	102,662
Olin Corp.	18,431	279,414
OMNOVA Solutions, Inc. (a)	7,487	39,232
PolyOne Corp.	10,849	291,947
Sensient Technologies Corp.	11,692	672,056
Stepan Co.	3,873	192,411
Trinseo SA (a)	14,138	421,454

		2,701,581
Commercial Services & Supplies — 2.4%
ABM Industries, Inc.	5,074	159,324
ARC Document Solutions, Inc. (a)	84,354	295,239
Herman Miller, Inc.	46,951	1,224,952
Interface, Inc.	67,802	1,078,052
Knoll, Inc.	54,970	1,049,927

		3,807,494
Communications Equipment — 1.9%
Calix, Inc. (a)	62,112	431,678
Ciena Corp. (a)	12,150	249,075
Infinera Corp. (a)	16,022	251,385
Ixia (a)	53,753	613,322
Lumentum Holdings, Inc. (a)	12,302	295,617
NETGEAR, Inc. (a)	8,321	328,763
PC-Tel, Inc.	8,560	47,936
Plantronics, Inc.	618	23,175
ShoreTel, Inc. (a)	99,965	738,741

		2,979,692
Construction & Engineering — 1.3%
Comfort Systems U.S.A., Inc.	43,749	1,227,159
Dycom Industries, Inc. (a)	14,154	806,353

		2,033,512

Common Stocks	Shares	Value
Construction Materials — 0.4%
Headwaters, Inc. (a)	12,788	$225,325
Summit Materials, Inc., Class A (a)	19,477	355,650

		580,975
Consumer Finance — 0.3%
Consumer Portfolio Services, Inc. (a)	43,968	193,020
Emergent Capital, Inc. (a)	74,474	285,235
Enova International, Inc. (a)	4,185	24,189
Nicholas Financial, Inc. (a)	800	8,432

		510,876
Containers & Packaging — 0.2%
Berry Plastics Group, Inc. (a)	6,073	189,052
Graphic Packaging Holding Co.	8,143	100,403

		289,455
Distributors — 0.4%
Core-Mark Holding Co., Inc.	9,117	671,285
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc. (a)	1,594	101,012
Collectors Universe, Inc.	17,483	278,854
Houghton Mifflin Harcourt Co. (a)	15,195	285,818
K12, Inc. (a)	18,645	182,535
Sotheby’s	13,490	306,897

		1,155,116
Diversified Telecommunication Services — 0.4%
FairPoint Communications, Inc. (a)	2,443	36,718
Inteliquent, Inc.	36,669	624,106

		660,824
Electric Utilities — 0.0%
IDACORP, Inc.	333	23,630
Electrical Equipment — 0.3%
Encore Wire Corp.	1,489	53,812
Energy Focus, Inc. (a)	1,825	23,251
General Cable Corp.	6,571	56,445
LSI Industries, Inc.	17,197	185,728
Powersecure International, Inc. (a)	3,954	73,544

		392,780
Electronic Equipment, Instruments & Components — 1.4%
Belden, Inc.	1,086	59,480
Benchmark Electronics, Inc. (a)	6,297	136,330
Coherent, Inc. (a)	381	32,233
Fabrinet (a)	5,063	144,549
FEI Co.	2,468	200,500
Littelfuse, Inc.	1,309	148,729
Newport Corp. (a)	2,786	63,437
PC Connection, Inc.	498	12,335
RealD, Inc. (a)	75,118	811,274
ScanSource, Inc. (a)	572	21,387
SYNNEX Corp.	774	72,779
Tech Data Corp. (a)	5,512	388,100
Universal Display Corp. (a)	3,601	172,056

		2,263,189
Energy Equipment & Services — 0.2%
Archrock, Inc.	28,647	114,302
Aspen Aerogels, Inc. (a)	10,192	37,201
Exterran Corp. (a)	10,668	145,512
PHI, Inc. (a)	1,188	21,669

		318,684
Food & Staples Retailing — 0.5%
Casey’s General Stores, Inc.	5,244	553,609
Ingles Markets, Inc., Class A	1,447	48,807

2	BLACKROCK MASTER LLC	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

Common Stocks	Shares	Value
Food & Staples Retailing (continued)
Performance Food Group Co. (a)	2,485	$61,454
Smart & Final Stores, Inc. (a)	2,518	40,917
SUPERVALU, Inc. (a)	15,449	78,944

		783,731
Food Products — 0.9%
Cal-Maine Foods, Inc. (b)	6,650	354,977
J&J Snack Foods Corp.	1,000	110,790
Lancaster Colony Corp.	9,881	1,005,589
Seneca Foods Corp., Class A (a)	172	5,721

		1,477,077
Health Care Equipment & Supplies — 5.6%
ABIOMED, Inc. (a)	1,436	114,894
AngioDynamics, Inc. (a)	7,112	77,307
Anika Therapeutics, Inc. (a)	7,969	359,641
Atrion Corp.	130	48,848
ICU Medical, Inc. (a)	19,175	1,762,183
iRadimed Corp. (a)	1,704	30,382
LeMaitre Vascular, Inc.	2,552	37,591
LivaNova PLC (a)	2,754	155,436
Masimo Corp. (a)	63,982	2,421,079
Merit Medical Systems, Inc. (a)	22,287	419,218
Natus Medical, Inc. (a)	7,491	272,073
NuVasive, Inc. (a)	27,958	1,168,644
NxStage Medical, Inc. (a)	4,983	74,247
Orthofix International NV (a)	5,123	196,774
RTI Surgical, Inc. (a)	148,808	520,828
SeaSpine Holdings Corp. (a)	20,306	255,856
STERIS PLC	5,221	335,815
SurModics, Inc. (a)	13,088	244,222
Symmetry Surgical, Inc. (a)	43,286	412,948
West Pharmaceutical Services, Inc.	416	25,800

		8,933,786
Health Care Providers & Services — 5.0%
Air Methods Corp. (a)	5,903	214,456
Alliance HealthCare Services, Inc. (a)	7,018	50,179
AMN Healthcare Services, Inc. (a)	44,437	1,263,344
Amsurg Corp. (a)	813	55,325
BioTelemetry, Inc. (a)	6,774	81,694
Capital Senior Living Corp. (a)	13,670	233,484
Chemed Corp.	942	121,047
Cross Country Healthcare, Inc. (a)	1,351	16,766
Five Star Quality Care, Inc. (a)	61,307	145,298
HealthSouth Corp.	9,240	325,525
Molina Healthcare, Inc. (a)	26,587	1,649,457
National HealthCare Corp.	311	19,944
Surgical Care Affiliates, Inc. (a)	19,445	788,106
Team Health Holdings, Inc. (a)	50,968	2,271,644
WellCare Health Plans, Inc. (a)	6,866	617,047

		7,853,316
Health Care Technology — 0.1%
Medidata Solutions, Inc. (a)	2,397	82,697
Omnicell, Inc. (a)	801	21,923
Vocera Communications, Inc. (a)	1,710	23,683

		128,303
Hotels, Restaurants & Leisure — 6.9%
BJ’s Restaurants, Inc. (a)	926	40,818
Bloomin’ Brands, Inc.	13,713	237,098
Boyd Gaming Corp. (a)	30,623	530,390
Bravo Brio Restaurant Group, Inc. (a)	14,337	111,972
Carrols Restaurant Group, Inc. (a)	13,810	183,259
Century Casinos, Inc. (a)	14,697	98,911
Cheesecake Factory, Inc.	12,511	624,299

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store, Inc. (b)	14,685	$2,174,114
Dave & Buster’s Entertainment, Inc. (a)	16,496	608,867
Eldorado Resorts, Inc. (a)	23,343	233,663
Intrawest Resorts Holdings, Inc. (a)	21,675	185,321
Isle of Capri Casinos, Inc. (a)	38,472	436,657
J. Alexander’s Holdings, Inc. (a)	24,854	257,985
Jack in the Box, Inc.	32,842	2,257,887
Papa John’s International, Inc.	5,087	295,809
Red Robin Gourmet Burgers, Inc. (a)	1,006	65,491
SeaWorld Entertainment, Inc.	6,298	113,931
Vail Resorts, Inc.	18,789	2,393,906

		10,850,378
Household Durables — 0.8%
Ethan Allen Interiors, Inc.	5,834	166,444
Installed Building Products, Inc. (a)	2,616	58,441
La-Z-Boy, Inc.	24,493	596,405
LGI Homes, Inc. (a)	1,138	27,016
WCI Communities, Inc. (a)	1,459	25,168
ZAGG, Inc. (a)	41,411	431,503

		1,304,977
Household Products — 0.1%
Central Garden & Pet Co., Class A (a)	4,522	61,183
WD-40 Co.	351	37,908

		99,091
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Corp. (a)	13,000	82,680
Insurance — 0.7%
American Equity Investment Life Holding Co.	6,390	86,904
CNO Financial Group, Inc.	1,141	19,888
Fidelity & Guaranty Life	16,051	397,583
Hallmark Financial Services, Inc. (a)	6,947	69,331
National General Holdings Corp.	7,437	148,219
State National Cos., Inc.	8,611	97,046
Universal Insurance Holdings, Inc.	16,659	325,184

		1,144,155
Internet & Catalog Retail — 0.4%
1-800-Flowers.com, Inc., Class A (a)	11,329	88,479
Liberty TripAdvisor Holdings, Inc., Class A	10,979	223,862
Nutrisystem, Inc.	729	14,835
Shutterfly, Inc. (a)	1,272	56,528
U.S. Auto Parts Network, Inc. (a)	1,846	5,077
Wayfair, Inc., Class A (a)(b)	6,304	245,667

		634,448
Internet Software & Services — 4.7%
Apigee Corp. (a)(b)	17,487	102,299
Bankrate, Inc. (a)	7,966	61,020
Brightcove, Inc. (a)	2,726	16,356
Carbonite, Inc. (a)	4,050	30,659
Envestnet, Inc. (a)	4,540	93,115
Five9, Inc. (a)	11,454	92,205
IntraLinks Holdings, Inc. (a)	4,891	38,003
j2 Global, Inc.	13,498	986,434
Limelight Networks, Inc. (a)	112,423	174,256
LogMeIn, Inc. (a)	42,178	2,146,860
NIC, Inc.	20,395	358,748
QuinStreet, Inc. (a)	194,009	576,207
SciQuest, Inc. (a)	72,055	875,468
Spark Networks, Inc. (a)	14,804	46,929
Support.com, Inc. (a)	58,206	45,983
United Online, Inc. (a)	6,199	76,310
Web.com Group, Inc. (a)	60,017	1,089,309

BLACKROCK MASTER LLC	FEBRUARY 29, 2016	3

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

Common Stocks	Shares	Value
Internet Software & Services (continued)
XO Group, Inc. (a)	42,647	$608,999

		7,419,160
IT Services — 3.2%
CACI International, Inc., Class A (a)	3,398	328,315
Datalink Corp. (a)	35,033	250,836
EPAM Systems, Inc. (a)	1,093	74,739
Euronet Worldwide, Inc. (a)	13,539	887,346
Everi Holdings, Inc. (a)	100,841	296,473
ExlService Holdings, Inc. (a)	3,857	181,626
Hackett Group, Inc.	5,267	73,211
Heartland Payment Systems, Inc.	7,767	726,370
Higher One Holdings, Inc. (a)	7,054	30,332
Lionbridge Technologies, Inc. (a)	65,812	290,231
Net 1 UEPS Technologies, Inc. (a)	36,950	337,353
Science Applications International Corp.	32,097	1,433,131
Travelport Worldwide Ltd.	15,759	204,552

		5,114,515
Leisure Products — 1.0%
Brunswick Corp.	24,696	1,050,568
Nautilus, Inc. (a)	35,748	603,784

		1,654,352
Life Sciences Tools & Services — 1.5%
Cambrex Corp. (a)	14,015	540,559
Harvard Bioscience, Inc. (a)	37,642	103,515
INC Research Holdings, Inc., Class A (a)	31,332	1,243,254
PAREXEL International Corp. (a)	8,192	480,788

		2,368,116
Machinery — 3.0%
Albany International Corp., Class A	834	30,541
Blount International, Inc. (a)	10,273	99,648
Briggs & Stratton Corp.	14,427	306,862
Commercial Vehicle Group, Inc. (a)	18,240	45,782
Federal Signal Corp.	1,329	15,762
Global Brass & Copper Holdings, Inc.	41,200	908,048
Greenbrier Cos., Inc.	26,216	667,197
Hyster-Yale Materials Handling, Inc.	3,046	180,080
John Bean Technologies Corp.	10,332	543,463
Luxfer Holdings PLC — ADR	85,690	891,176
SPX Corp.	11,245	132,579
Standex International Corp.	466	32,820
Wabash National Corp. (a)	68,345	801,687
Woodward, Inc.	754	35,400

		4,691,045
Marine — 0.4%
Matson, Inc.	15,364	615,943
Media — 0.7%
Crown Media Holdings, Inc., Class A (a)	54,901	241,015
Entercom Communications Corp., Class A (a)	9,874	112,860
Gray Television, Inc. (a)	19,058	219,929
Harte-Hanks, Inc.	88,092	272,204
IMAX Corp. (a)	2,830	83,513
New Media Investment Group, Inc.	1,153	18,021
Sinclair Broadcast Group, Inc., Class A	1,458	45,008
Tribune Publishing Co.	11,007	92,349

		1,084,899
Metals & Mining — 0.4%
Worthington Industries, Inc.	22,099	687,500
Multiline Retail — 0.4%
Big Lots, Inc.	13,995	566,098

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 1.2%
Alon U.S.A. Energy, Inc.	4,771	$47,042
DHT Holdings, Inc.	77,843	453,825
Evolution Petroleum Corp.	28,131	121,526
Gener8 Maritime, Inc. (a)	49,324	306,302
Isramco, Inc. (a)(b)	232	18,908
Nordic American Tankers Ltd. (b)	15,577	215,274
Parsley Energy, Inc., Class A (a)	5,767	105,997
PDC Energy, Inc. (a)	2,726	136,600
Scorpio Tankers, Inc.	61,003	379,439
Western Refining, Inc.	5,854	156,126

		1,941,039
Paper & Forest Products — 0.4%
Boise Cascade Co. (a)	10,274	171,987
Clearwater Paper Corp. (a)	11,856	482,184

		654,171
Personal Products — 0.2%
Natural Health Trends Corp.	561	17,486
USANA Health Sciences, Inc. (a)	2,122	239,192

		256,678
Pharmaceuticals — 3.5%
ANI Pharmaceuticals, Inc. (a)	2,197	72,633
Catalent, Inc. (a)	6,377	154,770
Durata Therapeutics, Inc. — CVR	1,930	309
Flex Pharma, Inc. (a)	3,150	23,405
Impax Laboratories, Inc. (a)	10,426	340,826
Innoviva, Inc.	7,277	85,286
Juniper Pharmaceuticals, Inc. (a)	24,958	186,935
Lannett Co., Inc. (a)	9,541	240,052
Marinus Pharmaceuticals, Inc. (a)	6,801	27,612
Pacira Pharmaceuticals, Inc. (a)	1,628	84,672
Pernix Therapeutics Holdings, Inc. (a)	39,650	87,230
Phibro Animal Health Corp., Class A	1,796	49,677
Prestige Brands Holdings, Inc. (a)	54,750	2,677,275
Sagent Pharmaceuticals, Inc. (a)	3,528	50,027
SciClone Pharmaceuticals, Inc. (a)	107,032	1,061,757
Sucampo Pharmaceuticals, Inc., Class A (a)	30,489	400,930

		5,543,396
Professional Services — 2.3%
Insperity, Inc.	18,263	867,310
Kforce, Inc.	66,894	1,066,290
On Assignment, Inc. (a)	9,795	323,333
RPX Corp. (a)	122,276	1,211,755
TrueBlue, Inc. (a)	7,116	163,312

		3,632,000
Real Estate Investment Trusts (REITs) — 3.1%
American Assets Trust, Inc.	7,000	259,630
Chatham Lodging Trust	24,524	491,951
Colony Capital, Inc., Class A	25,707	421,595
CoreSite Realty Corp.	5,811	374,577
CubeSmart	5,814	173,839
DiamondRock Hospitality Co.	31,636	281,560
EPR Properties	6,820	424,409
FelCor Lodging Trust, Inc.	5,541	41,003
Hersha Hospitality Trust	15,097	303,903
InfraREIT, Inc. (a)	25,214	532,520
Lexington Realty Trust	24,945	193,074
New Residential Investment Corp.	2,757	32,284
PS Business Parks, Inc.	1,233	113,202
RLJ Lodging Trust	49,296	1,033,737
Ryman Hospitality Properties, Inc.	2,770	132,600

4	BLACKROCK MASTER LLC	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Sunstone Hotel Investors, Inc.	8,553	$110,334

		4,920,218
Real Estate Management & Development — 0.5%
AV Homes, Inc. (a)	2,413	24,082
Marcus & Millichap, Inc. (a)	30,126	671,509
RE/MAX Holdings, Inc., Class A	1,122	35,971
RMR Group, Inc., Class A (a)	4,269	96,309

		827,871
Road & Rail — 0.2%
ArcBest Corp.	1,225	23,973
Roadrunner Transportation Systems, Inc. (a)	7,230	84,302
YRC Worldwide, Inc. (a)	21,151	170,266

		278,541
Semiconductors & Semiconductor Equipment — 4.6%
Advanced Energy Industries, Inc. (a)	1,625	48,474
Ambarella, Inc. (a)	1,249	57,954
Axcelis Technologies, Inc. (a)	8,802	22,005
Cascade Microtech, Inc. (a)	10,578	217,801
Cirrus Logic, Inc. (a)	14,891	524,610
Integrated Device Technology, Inc. (a)	69,780	1,355,128
MaxLinear, Inc., Class A (a)	33,372	536,955
Microsemi Corp. (a)	38,077	1,318,606
Monolithic Power Systems, Inc.	7,437	439,229
NeoPhotonics Corp. (a)	7,704	84,436
Synaptics, Inc. (a)	5,061	411,004
Tessera Technologies, Inc.	78,152	2,303,921

		7,320,123
Software — 8.3%
A10 Networks, Inc. (a)	6,471	39,861
Aspen Technology, Inc. (a)	36,212	1,193,910
AVG Technologies NV (a)	18,935	362,416
Ellie Mae, Inc. (a)	1,102	92,711
Exa Corp. (a)	13,614	143,083
Fleetmatics Group PLC (a)	8,618	311,196
Gigamon, Inc. (a)	30,913	846,089
Imperva, Inc. (a)	11,398	500,030
Infoblox, Inc. (a)	44,966	696,074
Manhattan Associates, Inc. (a)	52,519	2,902,200
MicroStrategy, Inc., Class A (a)	5,414	871,058
Monotype Imaging Holdings, Inc.	23,881	566,935
Pegasystems, Inc.	24,075	586,226
Progress Software Corp. (a)	1,891	47,691
Proofpoint, Inc. (a)	7,723	361,745
Silver Spring Networks, Inc. (a)	1,843	23,037
Synchronoss Technologies, Inc. (a)	20,153	564,486
Take-Two Interactive Software, Inc. (a)	38,114	1,371,723
TiVo, Inc. (a)	58,396	489,942
Tyler Technologies, Inc. (a)	5,073	610,383
Verint Systems, Inc. (a)	13,050	463,667
Zix Corp. (a)	37,189	148,384

		13,192,847
Specialty Retail — 4.2%
Aaron’s, Inc. (a)	22,469	516,562
American Eagle Outfitters, Inc.	59,857	913,418
Asbury Automotive Group, Inc. (a)	12,218	713,531
Ascena Retail Group, Inc. (a)	2,999	25,342
Burlington Stores, Inc. (a)	30,933	1,734,104
Chico’s FAS, Inc.	60,277	769,135
Citi Trends, Inc.	5,617	103,858
Express, Inc. (a)	30,149	519,467
Group 1 Automotive, Inc.	16,315	909,724
Haverty Furniture Cos., Inc.	9,098	176,865

Common Stocks	Shares	Value
Specialty Retail (continued)
New York & Co., Inc. (a)	21,065	$42,130
Sonic Automotive, Inc., Class A	4,577	87,650
Stage Stores, Inc.	11,281	94,760
TravelCenters of America LLC (a)	11,527	99,478

		6,706,024
Technology Hardware, Storage & Peripherals — 0.6%
Avid Technology, Inc. (a)	26,705	204,293
Electronics for Imaging, Inc. (a)	5,068	200,743
Immersion Corp. (a)	22,452	202,293
Nimble Storage, Inc. (a)	10,452	75,672
Quantum Corp. (a)	415,176	211,740
Super Micro Computer, Inc. (a)	1,055	34,256

		928,997
Textiles, Apparel & Luxury Goods — 2.0%
Columbia Sportswear Co.	2,386	142,015
Culp, Inc.	36,952	941,537
Deckers Outdoor Corp. (a)	12,442	703,720
G-III Apparel Group Ltd. (a)	323	17,038
Oxford Industries, Inc.	6,254	454,228
Skechers U.S.A., Inc., Class A (a)	26,789	881,894
Steven Madden Ltd. (a)	724	25,485

		3,165,917
Thrifts & Mortgage Finance — 1.3%
Anchor BanCorp Wisconsin, Inc. (a)	891	37,208
BofI Holding, Inc. (a)	1,365	25,293
Essent Group Ltd. (a)	1,118	21,522
EverBank Financial Corp.	94,953	1,236,288
First Defiance Financial Corp.	2,653	103,971
Flagstar Bancorp, Inc. (a)	29,505	566,496
MGIC Investment Corp. (a)	16,112	110,206
United Community Financial Corp.	2,703	15,948

		2,116,932
Tobacco — 1.0%
Vector Group Ltd.	64,543	1,499,334
Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc. (a)	966	34,873
CAI International, Inc. (a)	13,687	106,348
Neff Corp., Class A (a)	9,938	48,398

		189,619
Water Utilities — 0.0%
California Water Service Group	2	49
Wireless Telecommunication Services — 0.0%
Leap Wireless International, Inc. — CVR (a)	3,374	8,502
Total Common Stocks — 98.1%		155,269,900

BLACKROCK MASTER LLC	FEBRUARY 29, 2016	5

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

Preferred Stocks	Shares	Value
Household Durables — 0.1%
AliphCom:
Series 6 (Acquired 6/03/14, cost $0) (a)(c)	2,066	$1,565
Series 8 (Acquired 8/31/15, cost $294,992) (a)(c)	49,410	103,158

		104,723
Software — 0.9%
Illumio Inc., Series C (Acquired 3/10/15, cost $250,317) (a)(c)	77,790	228,773
MongoDB:
Series C (Acquired 12/19/13, cost $379,504) (a)(c)	15,128	261,866
Series D (Acquired 12/19/13, cost $118,056) (a)(c)	4,706	81,461
Series E (Acquired 12/19/13, cost $4,168) (a)(c)	166	2,873
Palantir Technologies, Inc., Series I (Acquired 2/06/14, cost $500,000) (a)(c)	81,566	928,221

		1,503,194
Total Preferred Stocks — 1.0%		1,607,917

Warrants	Shares	Values
Pharmaceuticals — 0.0%
Alexza Pharmaceuticals, Inc. (Issued/Exercisable 5/06/11, 1 Share for 1 Warrant, Expires 5/06/16, Strike Price $17.70) (a)	222,516	—
Total Warrants — 0.0%		—
Total Long-Term Investments (Cost — $169,954,896) — 99.1%		$156,877,817

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (d)(e)	1,497,183	1,497,183

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.54% (d)(e)(f)	$2,010	2,009,889
Total Investments (Cost — $3,507,072) — 2.2%		3,507,072
Total Investments (Cost — $173,461,968*) — 101.3%		160,384,889
Liabilities in Excess of Other Assets — (1.3)%		(2,093,000)

Net Assets — 100.0%		$158,291,889

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$174,982,833

Gross unrealized appreciation	$11,461,697
Gross unrealized depreciation	(26,059,641)

Net unrealized depreciation	$(14,597,944)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Master Portfolio held restricted securities with a current value of $1,607,917 and an original cost of $1,547,037, which was 1.0% of its net assets.

(d)	During the period ended February 29, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at May 31, 2015	Net Activity	Shares/ Beneficial Interest Held at February 29, 2016	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	2,469,135	(971,952)	1,497,183	$2,301		$37
BlackRock Liquidity Series, LLC, Money Market Series	$3,200,215	$(1,190,326)	$2,009,889	$135,636	[1]	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Master Portfolio may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

6	BLACKROCK MASTER LLC	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
15	Russell 2000 Mini Index	March 2016	$1,547,550	$31,999

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$1,353,535	—	—	$1,353,535
Air Freight & Logistics	1,275,512	—	—	1,275,512
Airlines	916,127	—	—	916,127
Auto Components	2,861,386	—	—	2,861,386
Banks	3,092,689	—	—	3,092,689
Beverages	349,218	—	—	349,218
Biotechnology	12,849,733	$38,935	—	12,888,668
Building Products	3,012,442	—	—	3,012,442
Capital Markets	455,402	—	—	455,402
Chemicals	2,701,581	—	—	2,701,581
Commercial Services & Supplies	3,807,494	—	—	3,807,494
Communications Equipment	2,979,692	—	—	2,979,692
Construction & Engineering	2,033,512	—	—	2,033,512
Construction Materials	580,975	—	—	580,975
Consumer Finance	510,876	—	—	510,876
Containers & Packaging	289,455	—	—	289,455
Distributors	671,285	—	—	671,285
Diversified Consumer Services	1,155,116	—	—	1,155,116
Diversified Telecommunication Services	660,824	—	—	660,824
Electric Utilities	23,630	—	—	23,630
Electrical Equipment	392,780	—	—	392,780
Electronic Equipment, Instruments & Components	2,263,189	—	—	2,263,189
Energy Equipment & Services	318,684	—	—	318,684
Food & Staples Retailing	783,731	—	—	783,731

BLACKROCK MASTER LLC	FEBRUARY 29, 2016	7

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio

	Level 1	Level 2	Level 3	Total
Food Products	$1,477,077	—	—	$1,477,077
Health Care Equipment & Supplies	8,933,786	—	—	8,933,786
Health Care Providers & Services	7,853,316	—	—	7,853,316
Health Care Technology	128,303	—	—	128,303
Hotels, Restaurants & Leisure	10,850,378	—	—	10,850,378
Household Durables	1,304,977	—	—	1,304,977
Household Products	99,091	—	—	99,091
Independent Power and Renewable Electricity Producers	82,680	—	—	82,680
Insurance	1,144,155	—	—	1,144,155
Internet & Catalog Retail	634,448	—	—	634,448
Internet Software & Services	7,419,160	—	—	7,419,160
IT Services	5,114,515	—	—	5,114,515
Leisure Products	1,654,352	—	—	1,654,352
Life Sciences Tools & Services	2,368,116	—	—	2,368,116
Machinery	4,691,045	—	—	4,691,045
Marine	615,943	—	—	615,943
Media	1,084,899	—	—	1,084,899
Metals & Mining	687,500	—	—	687,500
Multiline Retail	566,098	—	—	566,098
Oil, Gas & Consumable Fuels	1,941,039	—	—	1,941,039
Paper & Forest Products	654,171	—	—	654,171
Personal Products	256,678	—	—	256,678
Pharmaceuticals	5,543,087	—	$309	5,543,396
Professional Services	3,632,000	—	—	3,632,000
Real Estate Investment Trusts (REITs)	4,920,218	—	—	4,920,218
Real Estate Management & Development	827,871	—	—	827,871
Road & Rail	278,541	—	—	278,541
Semiconductors & Semiconductor Equipment	7,320,123	—	—	7,320,123
Software	13,192,847	—	—	13,192,847
Specialty Retail	6,706,024	—	—	6,706,024
Technology Hardware, Storage & Peripherals	928,997	—	—	928,997
Textiles, Apparel & Luxury Goods	3,165,917	—	—	3,165,917
Thrifts & Mortgage Finance	2,116,932	—	—	2,116,932
Tobacco	1,499,334	—	—	1,499,334
Trading Companies & Distributors	189,619	—	—	189,619
Water Utilities	49	—	—	49
Wireless Telecommunication Services	—	—	8,502	8,502
Preferred Stocks	—	—	1,607,917	1,607,917
Warrants	—	—	—	—
Short-Term Securities	1,497,183	$2,009,889	—	3,507,072

Total	$156,719,337	$2,048,824	$1,616,728	$160,384,889

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$31,999	—	—	$31,999

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK MASTER LLC	FEBRUARY 29, 2016

Schedule of Investments (concluded)	BlackRock Master Small Cap Growth Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,672	—	—	$3,672
Cash pledged for financial futures contracts	81,200	—	—	81,200
Liabilities:
Collateral on securities loaned at value	—	$(2,009,889)	—	(2,009,889)

Total	$84,872	$(2,009,889)	—	$(1,925,017)

During the period ended February 29, 2016, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Master LLC had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Securities	Total
Assets:
Opening balance, as of May 31, 2015	$8,811	$1,660,309	$1,669,120
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	(28,168)	(28,168)
Net change in unrealized appreciation (depreciation)[1]	—	(63,582)	(63,582)
Purchases	—	294,992	294,992
Sales	—	(255,634)	(255,634)

Closing balance, as of February 29, 2016	$8,811	$1,607,917	$1,616,728

Net change in unrealized appreciation (depreciation) on investments still held at February 29, 2016[1]	—	$(73,355)	$(73,355)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 29, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Master LLC’s Level 3 investments as of period end.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$8,811	Market Comparables	Market Discount[1]	12.78%
		Merger Terms Adjusted For Cashflows	—	—
Preferred Stocks	1,607,917	Market Comparables	Revenue Multiple[2]	6.00x - 22.92x	18.32x
			Revenue Growth Rate[2]	54.34% - 94.00%	83.23%
			Revenue Multiple[2]	1.80x - 2.20x
		Option Pricing Model	Risk Free Rate[1]	0.62%
			Merger & Acquisition Probability[2]	75.00%
			IPO Exit Probability[2]	25.00%
			Volatility[2]	53.00%
			Time to Exit[2]	1-2 years
		Probability-Weighted Expected Return Model	Discount Rate[1]	25.00%
			IPO Exit Probability[2]	80.00%
			Merger & Acquisition Probability[2]	15.00%
			Revenue Multiple[2]	52.50x - 75.00x
			Revenue Growth Rate[2]	766.00%
			Time to Exit[2]	1-3 years
Total	$1,616,728

[1]	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

[2]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

BLACKROCK MASTER LLC	FEBRUARY 29, 2016	9

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: April 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: April 22, 2016